Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions
Related Party Transactions

Note 4 – Related Party Transactions

Founder Shares

The Company’s Initial Shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (i) one year after the completion of the initial business combination or (ii) the date following the completion of the initial business combination on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial business combination, the Founder Shares will be released from the lockup.

Working Capital Loans

In order to finance transaction costs in connection with a business combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a business combination, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of business combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Warrants. In the event that business combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

On June 20, 2022, the Company issued an unsecured convertible promissory note in the aggregate principal amount of $360,000 to the Sponsor under which the Company was permitted to draw down Working Capital Loans from time to time prior to the maturity date up to such aggregate principal amount. On July 18, 2022, the Company issued an additional unsecured convertible promissory note in the aggregate principal amount of $490,000 to the Sponsor under which the Company was permitted to draw down Working Capital Loans from time to time prior to the maturity date up to such aggregate principal amount. The Working Capital Loans under the promissory notes issued on June 20, 2022 and July 18, 2022 are due on the earlier of five business days after the Company’s initial business combination and December 31, 2023.

On January 6, 2023, the Company issued an unsecured convertible promissory note in the aggregate principal amount of $300,000 to the Sponsor, under which the Company was permitted to draw down Working Capital Loans from time to time prior to the maturity date up to such aggregate principal amount, to fund the Company’s ongoing working capital requirements and to fund a portion of the amounts that the Company has agreed to deposit into the Company’s Trust Account as a result of obtaining shareholder approval of the extension amendment proposal. The Company drew down the full amount of the Working Capital Loans under such promissory note. The Working Capital Loan under this promissory note is due on the earlier of five business days after the Company’s initial business combination and July 31, 2024. The Chairman of the board of directors of the Company or an entity affiliated with him and another existing investor in the Sponsor and/or persons affiliated with such investor provided the funds to the Sponsor for the foregoing Working Capital Loans.

As of June 30, 2023 and December 31, 2022, the Company had drawn down $1,102,000 and $662,000, respectively, of the Working Capital Loans under the foregoing promissory notes. On July 18, 2023, the Company drew down an additional $48,000 resulting in aggregate of $1,150,000 of Working Capital Loans drawn down under the foregoing promissory notes. If the Sponsor elected to convert the loans under the convertible promissory notes into Warrants at a price of $1.00 per warrant and such converted warrants were exercised at a price of $11.50 per share, a maximum of 1,150,000 shares of Class A Common Stock could be issued.

Additional Working Capital Loans

On June 22, 2023, the Company issued an unsecured non-convertible note in the aggregate principal amount of $500,000 to the Sponsor under which the Company may draw down Working Capital Loans from time to time prior to the maturity date up to such aggregate principal amount. The promissory note bears interest at the rate of 10.0% per annum and is payable in full in cash upon the earlier of (i) the consummation of an initial business combination and (ii) one year from the date of issuance. As of June 30 2023, the Company had no drawn downs under this promissory note. The Chairman of the board of directors of the Company or an entity affiliated with the Chairman and the Chief Executive Officer of the Company provided or will provide the funds to the Sponsor for the Working Capital Loans under this promissory note.

Administrative Services Arrangement

On July 26, 2021, the Company entered into an administrative services agreement with the Sponsor, effective as of the date that the Company’s securities were first listed on The Nasdaq Stock Market (“Nasdaq”), to make available to the Company certain general and administrative services, including office space, utilities and administrative services, as the Company may require from time to time. The Company has agreed to pay $10,000 per month for these services. Upon completion of the Company’s business combination or its liquidation, the Company will cease paying these monthly fees.

For the three months ended June 30, 2023 and 2022, the Company incurred expenses of $30,000 and $30,000 under the administrative services agreement, respectively.

For the six months ended June 30, 2023 and 2022, the Company incurred expenses of $60,000 and $60,000 under the administrative services agreement, respectively, of which $120,000 and $80,000 are included in accrued expenses as of June 30, 2023 and December 31, 2022, respectively.

Note 5 — Related Party Transactions

Founder Shares

The Initial Shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (i) one year after the completion of the initial Business Combination or (ii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the lockup.

Promissory Note to Sponsor and Working Capital Loans

On April 7, 2021, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $200,000 to cover formation and operating expenses related to the IPO. The Promissory Note is non-interest bearing and payable on the earlier of (i) July 31, 2021 and (ii) the completion of the IPO. The outstanding balance of $129,602 was repaid on July 22, 2021.

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

On June 20, 2022, the Sponsor provided the Company with a Working Capital Loan of $360,000 and the Company issued an unsecured convertible promissory note in the aggregate principal amount of $360,000 to the Sponsor. On July 18, 2022, the Sponsor provided the Company with a Working Capital Loan of $490,000 and the Company issued an unsecured convertible promissory note in the aggregate principal amount of $490,000 to the Sponsor. Any Working Capital Loans under the promissory notes issued on June 20, 2022 and July 18, 2022 are due on the earlier of five business days after the Company’s initial Business Combination and December 31, 2023.

As of December 31, 2022, the Company had drawn down $662,000 under the Working Capital Loans.

On January 6, 2023, the Sponsor provided the Company with an additional Working Capital Loan of $300,000, and the Company issued an unsecured convertible promissory note in the aggregate principal amount of $300,000 to the Sponsor to fund the Company’s ongoing working capital requirements and to fund a portion of the amounts that the Company has agreed to deposit into the Company’s Trust Account as a result of obtaining shareholder approval of the extension amendment proposal (See Note 9). The

Working Capital Loan under this promissory note is due on the earlier of five business days after the Company’s initial Business Combination and July 31, 2024.

Administrative Services Arrangement

On July 26, 2021, the Company entered into an administrative services agreement with the Sponsor, effective as of the date that the Company’s securities were first listed on The Nasdaq Stock Market LLC, to make available to the Company certain general and administrative services, including office space, utilities and administrative services, as the Company may require from time to time. The Company has agreed to pay $10,000 per month for these services. Upon completion of the Company’s Business Combination or its liquidation, the Company will cease paying these monthly fees.

For the year ended December 31, 2022 and for the period from March 19, 2021 (inception) through December 31, 2021 the Company incurred expenses of $120,000 and $60,000 under this agreement, respectively, of which $80,000 and $10,000 are included in accrued expenses as of December 31, 2022 and 2021, respectively.